Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Other Operating Expenses
2 4	OTHER OPERATING EXPENSES

	2020	2021	2022
	RM	RM	RM	USD
Regulatory compliance and statutory cost	15,131	130,100	326,926	74,260
Regulatory consultancy fee	-	159,943	149,757	34,016
Cost incurred to obtain licence	-	968,530	134,434	30,536
Impairment of goodwill on consolidation	-	282,963	-	-
Bad debt written off	-	123,502	-	-
Bank charges	8,778	35,323	29,578	6,718
Foreign exchange adjustment	3,463	1,002	115,973	26,343
Loss on disposal of property and equipment	-	-	29,267	6,648
Marketing expenses	-	339,875	1,110,233	252,182
Software and website usage fee	-	275,600	97,221	22,083
Office expenses	1,346	197,206	774,399	175,899
Preliminary expenses written off	-	11,692	11,264	2,559
Property and equipment written off	-	-	12	3
Recruitment fees	-	84,202	96,470	21,913
Travelling expenses	410	102,605	524,295	119,090
Net investment loss	-	285,260	634,642	144,155
Total	29,128	2,997,803	4,034,471	916,405

Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.